Share-based payments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-based payments

25.	Share-based payments

The Company has established equity compensation plans under which it administers restricted stock, stock options, and certain other equity-based awards to attract, retain, and motivate executive officers, certain key employees, and non-employee directors to compensate them for their contributions to the growth and profitability of the Company. Shares delivered under this award program may be sourced from treasury stock, or authorized unissued shares.

The Company’s equity compensation plans are accounted for under IFRS 2 Share-Based Payment (“IFRS 2”). IFRS 2 requires companies to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award or at fair value of the award at each reporting date, depending on the type of award granted. The resulting cost is recognized over the period during which an employee is required to provide service in exchange for the award, which is usually the vesting period.

The total compensation cost recognized for non-vested stock and options awards amounts to $7.1 million, $7.4 million, and $7.5 million in 2018, 2017, and 2016, respectively, and was recorded as a component of “Wages, salaries, benefits and other employees’ expenses” within operating expenses.

Non-vested Stock

The Company approved a non-vested stock bonus award for certain executive officers of the Company.

A summary of the terms and conditions, properly approved by the Compensation Committee of our Board of Directors, relating to the grants of the non-vested stock award under the equity compensation plan is as follows:

Grant date	Number of instruments	Vesting conditions	Contractual life
February, 2015	13,709	One-third every anniversary	3 years

April, 2015	4,915	15% first three anniversaries	5 years
		25% fourth anniversary 30% fifth anniversary

June, 2015	10,920	One-third every anniversary	3 years

June, 2015	4,912	Third anniversary	3 years

June, 2015	6,750	15% first three anniversaries	5 years
		25% fourth anniversary 30% fifth anniversary

December, 2015	429	Third anniversary	3 years

February, 2016	19,012	One-third every anniversary	3 years

February, 2016	147,000	15% first three anniversaries	5 years
		25% fourth anniversary 30% fifth anniversary

February, 2016	63,000	Fifth anniversary	5 years

May, 2016	7,899	15% first three anniversaries	5 years
		25% fourth anniversary 30% fifth anniversary

May, 2016	4,739	One-third every anniversary	3 years

June, 2016	25,280	One-third every anniversary	3 years

June, 2016	7,925	Third anniversary	3 years

September, 2016	6,668	Third anniversary	3 years

September, 2016	5,005	One-third every anniversary	3 years

February, 2017	22,012	One-third every anniversary	3 years

June, 2017	11,980	One-third every anniversary	3 years

June, 2017	2,237	Third anniversary	3 years

February, 2018	21,556	7% first month 31% first three anniversaries	3 years

February, 2018	14,379	33% first three anniversaries	3 years

February, 2018	1,316	15% first three anniversaries	5 years
		25% fourth 30% fifth anniversary

July, 2018	6,104	Third anniversary	3 years

Non-vested stock awards were measured at their fair value on the grant date. For the 2018 grants, the fair value of these non-vested stock awards amounts to $135.81 per share (2017: $107.29).

A summary of the non-vested stock award activity under the plan as of December 31, 2018 and 2017 with changes during these years is as follows (in number of shares):

	2018	2017	2016
Non-vested as of January 1	304,153	333,183	139,962
Granted	43,355	36,229	291,872
Vested	(72,045)	(62,224)	(94,208)
Forfeited	(3,559)	(3,035)	(4,443)

Non-vested as of December 31	271,904	304,153	333,183

The Company uses the accelerated attribution method to recognize the compensation cost for awards with graded vesting periods. The Company estimates that the remaining compensation cost, not yet recognized for the non-vested stock awards, amounts to $9.8 million (2017: $9.3 million), with a weighted average remaining contractual life of 2.3 years (2017: 2.1 years). Additionally, the Company estimates that the 2019 compensation cost related to these plans amounts to $4.77 million.

The Company plans to make additional equity-based awards under the plan from time to time, including additional non-vested stock and stock option awards. The Company anticipates that future employee non-vested stock and stock option awards granted pursuant to the plan will generally vest over a three to five year period and the stock options will carry a ten-year term.